Note payable	12 Months Ended
Sep. 30, 2011
Note payable [Abstract]
Note payable

9. Note payable:

Notes payable of approximately $0.1 million, consisting primarily of priority and convenience claims to be paid within six (6) months of the Effective Date were paid during the year ended September 30, 2011. All notes payable at September 30, 2010 had been classified as ‘Liabilities subject to compromise’ in the Company’s consolidated balance sheet as of September 30, 2010, as a result of the Company’s Chapter 11 filings on November 10, 2008.